Financial Instruments – Risk Management - Schedule of Liquidity Risk (Details) - Liquidity risk [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Up to 3 months [Member]
Schedule of Liquidity Risk [Line Items]
Total	$ 234,595,403	$ 196,078,442
3 to 12 months [Member]
Schedule of Liquidity Risk [Line Items]
Total		215,064,447
Between one and three years [Member]
Schedule of Liquidity Risk [Line Items]
Total	19,608,629	218,224,493
Trade and other payables [Member] | Up to 3 months [Member]
Schedule of Liquidity Risk [Line Items]
Trade and other payables	7,323,933	107,801,065
Trade and other payables [Member] | 3 to 12 months [Member]
Schedule of Liquidity Risk [Line Items]
Trade and other payables		61,136,471
Trade and other payables [Member] | Between one and three years [Member]
Schedule of Liquidity Risk [Line Items]
Trade and other payables
Borrowings [Member] | Up to 3 months [Member]
Schedule of Liquidity Risk [Line Items]
Borrowings	227,154,007	87,538,816
Borrowings [Member] | 3 to 12 months [Member]
Schedule of Liquidity Risk [Line Items]
Borrowings		146,971,935
Borrowings [Member] | Between one and three years [Member]
Schedule of Liquidity Risk [Line Items]
Borrowings	1,348,173	127,248,305
Convertible notes [Member] | Up to 3 months [Member]
Schedule of Liquidity Risk [Line Items]
Convertible notes
Convertible notes [Member] | 3 to 12 months [Member]
Schedule of Liquidity Risk [Line Items]
Convertible notes
Convertible notes [Member] | Between one and three years [Member]
Schedule of Liquidity Risk [Line Items]
Convertible notes	18,260,456	80,809,686
Lease liability [Member] | Up to 3 months [Member]
Schedule of Liquidity Risk [Line Items]
Leasing liabilities	117,463	738,561
Lease liability [Member] | 3 to 12 months [Member]
Schedule of Liquidity Risk [Line Items]
Leasing liabilities		2,384,217
Lease liability [Member] | Between one and three years [Member]
Schedule of Liquidity Risk [Line Items]
Leasing liabilities		8,161,359
Consideration for acquisition of assets [Member] | Up to 3 months [Member]
Schedule of Liquidity Risk [Line Items]
Consideration for acquisition of assets
Consideration for acquisition of assets [Member] | 3 to 12 months [Member]
Schedule of Liquidity Risk [Line Items]
Consideration for acquisition of assets		4,571,824
Consideration for acquisition of assets [Member] | Between one and three years [Member]
Schedule of Liquidity Risk [Line Items]
Consideration for acquisition of assets		$ 2,005,143